Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
DSU Plan Activity
The following table summarizes information related to DSUs.

	2024	2023
Number of units (thousands)
Beginning of year	241	224
Granted	29	40
Notional dividends reinvested	10	10
Paid out	(39)	(33)
End of year	241	241

PSU Plans Activity
The following table summarizes information related to PSUs.

	2024	2023
Number of units (thousands)
Beginning of year	1,942	1,790
Granted	788	722
Notional dividends reinvested	78	66
Paid out	(609)	(606)
Cancelled/forfeited	(28)	(30)
End of year	2,171	1,942

Additional information ($ millions)
Compensation expense recognized	53	45
Compensation expense unrecognized (1)	34	28
Cash payout	44	46
Accrued liability as at December 31 (2)	105	90
Aggregate intrinsic value as at December 31 (3)	139	118
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2024	2023
Number of units (thousands)
Beginning of year	1,079	977
Granted	464	416
Notional dividends reinvested	38	35
Paid out	(357)	(323)
Cancelled/forfeited	(23)	(26)
End of year	1,201	1,079

Additional information ($ millions)
Compensation expense recognized	29	21
Compensation expense unrecognized (1)	21	17
Cash payout	19	17
Accrued liability as at December 31 (2)	54	42
Aggregate intrinsic value as at December 31 (3)	75	59
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year